ACQUIRED INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 27,720		$ 26,228
Accumulated Amortization	(16,252)		(14,968)
Accumulated Impairment	(10,022)	[1]	(9,739)	[1]
Net carrying amount	1,446		1,521
Impairment of intangible assets			9,583		656
Amortization expense	836		2,635		3,791
Expected Amortization Expenses-2014	619
2015	292
2016	292
2017	146
2018	97
TV program license [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	6,372		6,192
Accumulated Amortization	(1,903)		(1,850)
Accumulated Impairment	(4,469)	[1]	(4,342)	[1]
Net carrying amount
Audio-vision programming and broadcasting qualification [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	229		223
Accumulated Amortization	(39)		(38)
Accumulated Impairment	(190)	[1]	(185)	[1]
Net carrying amount
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	1,553		1,509
Accumulated Amortization	(1,490)		(1,447)
Accumulated Impairment	(63)	[1]	(62)	[1]
Net carrying amount
Contract backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	2,035		1,977
Accumulated Amortization	(2,003)		(1,946)
Accumulated Impairment	(32)	[1]	(31)	[1]
Net carrying amount
Concession agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	17,337		16,138
Accumulated Amortization	(10,633)		(9,508)
Accumulated Impairment	(5,258)	[1]	(5,109)	[1]
Net carrying amount	1,446		1,521
Non-compete agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	194		189
Accumulated Amortization	(184)		(179)
Accumulated Impairment	(10)	[1]	(10)	[1]
Net carrying amount

[1]	The Group incurred impairment losses of $656, $9,583 and nil on finite-lived intangible assets the years ended December 31, 2011, 2012 and 2013, respectively. As the actual and expected sales and profits were below previously forecasted figures for fire station, air travel and outdoor advertising media, the carrying amounts of the finite-lived intangible assets exceeded the estimated future discounted cash flows associated with such assets. Accordingly, the amount of impairment expense recognized is equal to this excess.